Shareholder Report, Average Annual Return (Details) 199074_Shenkman Capital Floating Rate High Income Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	6.53%	5.94%	4.77%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Morningstar LSTA US Leveraged Loan TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan TR USD
Average Annual Return, Percent	7.00%	6.96%	5.47%
Morningstar LSTA US B- Ratings and Above Loan TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US B- Ratings and Above Loan TR USD
Average Annual Return, Percent	7.23%	6.92%	5.40%